SCHEDULE OF DETAILED INFORMATION ABOUT CREDIT RISK TRADE RECEIVABLES AND CONTRACT ASSET BY GEOGRAPHIC REGION (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Trade Receivables	$ 1,547	$ 254
United States U S [Member]
Reserve Quantities [Line Items]
Trade Receivables	1,105	230
Other Regions [Member]
Reserve Quantities [Line Items]
Trade Receivables	$ 442	$ 24